Basis of accounting - (Details) $ / shares in Units, $ in Thousands, $ in Millions				3 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 15, 2024 USD ($)	Feb. 15, 2024 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 16, 2024 AUD ($)	Dec. 31, 2022 USD ($)
IFRS Basis Of Accounting [Line Items]
Current liabilities exceed current assets				$ 201,971		$ 17,936
Number of shares issued | shares				1,827,096
Share price | $ / shares				$ 11.00
Proceeds from issuance of shares				$ 20,098
Proceeds from stock issued		$ 210,800	$ 325.0
Repayment of initial public offering	$ 82,900
Additional Contingent Consideration Recognized As Of Acquisition Date	127,900				$ 196.4
CSA Mine
IFRS Basis Of Accounting [Line Items]
Consideration transferred, acquisition-date fair value	$ 1,100,000